INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:     INTANGIBLE ASSETS, NET
Other intangible assets consisted of the following:

	December 31, 2023			December 31, 2022
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	$8,734	$8,427	$307	$8,734	$8,112	$622
IP & Technology	7,019	5,252	1,767	7,019	4,898	2,121
Capitalized software development costs	11,266	7,764	3,502	9,614	6,740	2,874
	$27,019	$21,443	$5,576	$25,367	$19,750	$5,617

Amortization expenses amounted to $1,693, 1,607 and $1396 for the years ended December 31, 2023, 2022 and 2021, respectively.